Summary of Significant Accounting Policies - Amortization Period of Intangible Assets/Liabilities (Table) (Details)	12 Months Ended
Dec. 31, 2018
Trade name
Finite Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years
Port terminal operating rights
Finite Lived Intangible Assets [Line Items]
Weighted average amortization period	47 years
Customer relationships
Finite Lived Intangible Assets [Line Items]
Weighted average amortization period	20 years